Condensed financial information of registrant	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of registrant
Schedule II
Condensed financial information of registrant
Statement of financial position of Aegon N.V.
As at December 31

Before profit appropriation, amounts in EUR million	2019	2018
Non-current assets
Financial fixed assets
Shares in group companies	25,045	22,143
Loans to group companies	1,337	2,487
	26,382	24,630

Current assets
Receivables
Receivables from group companies	112	35
Other receivables	175	137
Other current assets	124	137
Accrued interest and rent	13	16
	424	325
Cash and cash equivalents
Cash and cash equivalents	1,032	1,231
Total assets	27,838	26,186

Shareholders’ equity
Share capital	323	322
Paid-in surplus	7,213	7,486
Revaluation account	6,116	3,540
Legal reserves – foreign currency translation reserve	426	130
Legal reserves in respect of group companies	1,703	1,326
Retained earnings, including treasury shares	7,227	7,536
Remeasurement of defined benefit plans of group companies	(2,397)	(1,850)
Net income / (loss)	1,239	710
	21,850	19,200
Other equity instruments	2,571	3,320
Total equity	24,421	22,520

Provisions
Deferred tax liability	-	10
	-	10

Non-current liabilities
Subordinated borrowings	1,403	1,389
Long-term borrowings	1,257	1,292
	2,660	2,681
Current liabilities
Short term deposits	-	82
Loans from group companies	6	9
Payables to group companies	484	582
Other current liabilities	236	271
Accruals and deferred income	31	31
	757	975
Total liabilities	3,417	3,666

Total equity and liabilities	27,838	26,186

Condensed income statement of Aegon N.V.
For the year ended December 31

Amounts in EUR million	2019	2018	2017
Net income / (loss) group companies	1,379	832	2,511
Other income / (loss)	(141)	(122)	(42)
Net income / (loss)	1,239	710	2,469
Condensed cash flow statement of Aegon N.V.
For the year ended December 31

Amounts in EUR million	2019	2018	2017
Income / (loss) before tax	1,199	708	2,468
Adjustments	(1,529)	(291)	(3,676)
Net cash flows from operating activities	(330)	418	(1,208)
Dividends and capital repayments of subsidiaries, associates and joint ventures	647	824	700
Other	(1)	(1)	(1)
Net cash flows from investing activities	646	822	700
Issuance of perpetuals	497	-	-
Issuance of treasury shares	1	-	2
Purchase of treasury shares	(318)	(248)	(266)
Issuance and repurchase of borrowings	1,074	294	1,429
Repayment of perpetuals	(1,343)	(200)	-
Repayment of non-cumulative subordinated note	-	(443)	-
Dividends paid	(309)	(328)	(294)
Coupons on perpetual securities	(112)	(136)	(138)
Coupons on non-cumulative subordinated notes	-	(14)	(37)
Net cash flows from financing activities	(512)	(1,076)	696

Net increase / (decrease) in cash and cash equivalents	(196)	165	188
Five-year schedule of maturities of debt
As at December 31

	2019		2018
Amounts in million EUR	Subordinated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings
Remaining terms less than 1 year	-	-	-	78
Remaining terms 1 - 2 years	-	-	-	-
Remaining terms 2 - 3 years	-	-	-	-
Remaining terms 3 - 4 years	-	497	-	-
Remaining terms 4 - 5 years	-	-	-	496
Remaining terms longer than 5 years	1,403	760	1,389	717
At December 31	1,403	1,257	1,389	1,292
Dividends from and capital contributions to business units
Aegon received EUR 1.2 billion of dividends from its business units during 2019 from the Americas, United Kingdom, asset management, Southern & Eastern Europe and Asia. Aegon spent EUR 0.4 billion on capital contributions, mainly on Spain and the Netherlands.
Aegon received EUR 1.4 billion of dividends from its business units during 2018, mainly from Americas, the Netherlands, United Kingdom, Asset Management and Southern & Eastern Europe. Aegon spent EUR 0.1 billion on capital contributions.
Aegon received EUR 1.8 billion of dividends from its business units during 2017, mainly from Americas, United Kingdom, Asset Management and Southern & Eastern Europe. Capital contributions of EUR 1.1 billion were paid to Aegon’s businesses, mainly to the Netherlands.